Note 7 Changes in impaired financial assets written off from the balance sheet (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes in impaired financial assets written off from the balance sheet [Line Items]
Financial assets written off during reporting period and still subject to enforcement activity, contractual amount outstanding		€ 21,990	€ 22,001	€ 26,245
Companies held for sale	[1]	0	0	(4,646)
Increase impaired financial assets written off from the balance sheet		2,871	3,709	3,440
Decrease impaired financial assets written off from the balance sheet		(2,431)	(3,605)	(2,715)
Re-financing or restructuring		(2)	(1)	(7)
Gain on recovery of loans and advances previously written off	[2]	(390)	(423)	(339)
Decrease foreclosed assets		(25)	(17)	(479)
Decrease sales	[3]	(1,498)	(2,437)	(1,223)
Decrease debt forgiveness		(368)	(599)	(607)
Decrease time barred debt and other causes		(147)	(129)	(60)
Net exchange differences written off		165	(116)	(323)
Financial assets written off during reporting period and still subject to enforcement activity, contractual amount outstanding		€ 22,595	€ 21,990	€ 22,001

[1]	(1) The balance of 2020 relates mainly to the Group companies included in the agreement for the sale of the U.S. business to PNC (see Notes 3 and 21).
[2]	(1) In 2020, the amount included the negative impact of the update of the macroeconomic scenario following the COVID-19 pandemic
[3]	(2) Includes principal and interest.